Charles Schwab Investment Management, Inc.

9800 Schwab Way

Lone Tree, CO 80124

February 27, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab International Opportunities Fund	Schwab Target 2025 Fund
Schwab Balanced Fund	Schwab Target 2030 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2050 Fund
Schwab Target 2010 Fund	Schwab Target 2055 Fund
Schwab Target 2015 Fund	Schwab Target 2060 Fund
Schwab Target 2020 Fund	Schwab Target 2065 Fund

Post-Effective Amendment No. 237

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses, dated February 24, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Michael Cirelli

Michael Cirelli

Corporate Counsel